AUGUST 31, 2026 (Unaudited) :: ULTRA COIN
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

COIA
::
Investments
Principal
Amount Value
Short-Term Investments — 4 .9%
Repurchase Agreements (a) — 4 .9%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $72,220
(Cost $72,214) $ 72,214
$ 72,214
Total Investments — 4.9%
(Cost $72,214) 72,214
Other assets less liabilities — 95.1% 1,406,026
Net Assets — 100.0% $ 1,478,240
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
Ultra COIN had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation
($)
765,460 9/30/2026 Bank of America NA 8.13% Coinbase Global, Inc. (COIN) 81,561
802,144 9/30/2026 Citibank NA 10.13% Coinbase Global, Inc. (COIN) 68,197
642,618 9/30/2026
Nomura Global Financial
Products Inc. 12.63% Coinbase Global, Inc. (COIN) 71,467
742,886 9/30/2026 Societe Generale 7.63% Coinbase Global, Inc. (COIN) 60,689
2,953,108 281,914
Total Unrealized
Appreciation
281,914
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRA CRCL :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

CRCA
::
Investments
Principal
Amount Value
Short-Term Investments — 12 .6%
Repurchase Agreements (a) — 12 .6%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $18,651,548
(Cost $18,649,688) $ 18,649,688
$ 18,649,688
Total Investments — 12.6%
(Cost $18,649,688) 18,649,688
Other assets less liabilities — 87.4% 129,270,067
Net Assets — 100.0% $ 147,919,755
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
Ultra CRCL had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation
($)
51,541,199 9/30/2026 Bank of America NA 7.63% Circle Internet Group (CRCL) 3,957,232
19,338,173 9/30/2026 Barclays Bank PLC 9.88% Circle Internet Group (CRCL) 1,697,243
43,759,416 9/30/2026 Cantor Fitzgerald 11.63% Circle Internet Group (CRCL) 3,663,593
50,635,194 9/30/2026 Citibank NA 12.13% Circle Internet Group (CRCL) 3,784,663
9,367,244 9/30/2026 Goldman Sachs International 11.13% Circle Internet Group (CRCL) 821,833
36,877,045 9/30/2026 Marex 6.13% Circle Internet Group (CRCL) 2,976,712
44,965,830 9/30/2026
Nomura Global Financial
Products Inc. 13.13% Circle Internet Group (CRCL) 3,942,789
39,396,029 9/30/2026 Societe Generale 10.13% Circle Internet Group (CRCL) 3,194,584
295,880,130 24,038,649
Total Unrealized
Appreciation
24,038,649
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

AUGUST 31, 2026 (Unaudited) :: ULTRA NVDA
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

NVDB
::
Investments
Principal
Amount Value
Short-Term Investments — 22 .1%
Repurchase Agreements (a) — 22 .1%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $1,726,121
(Cost $1,725,949) $ 1,725,949
$ 1,725,949
Total Investments — 22.1%
(Cost $1,725,949) 1,725,949
Other assets less liabilities — 77.9% 6,074,075
Net Assets — 100.0% $ 7,800,024
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
Ultra NVDA had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
5,375,317 9/30/2026 Bank of America NA 6.63% NVIDIA Corp. (NVDA) 74,497
384,441 9/30/2026 Citibank NA 7.38% NVIDIA Corp. (NVDA) 12,959
5,085,052 9/30/2026 Goldman Sachs International 6.63% NVIDIA Corp. (NVDA) 73,373
4,756,542 9/30/2026
Nomura Global Financial
Products Inc. 7.38% NVIDIA Corp. (NVDA) (165,014)
15,601,352 (4,185)
Total Unrealized
Appreciation
160,829
Total Unrealized
Depreciation
(165,014)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRA PLTR :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

PLTA
::
Investments
Principal
Amount Value
Short-Term Investments — 7 .4%
Repurchase Agreements (a) — 7 .4%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $487,016
(Cost $486,967) $ 486,967
$ 486,967
Total Investments — 7.4%
(Cost $486,967) 486,967
Other assets less liabilities — 92.6% 6,089,034
Net Assets — 100.0% $ 6,576,001
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
Ultra PLTR had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation
($)
2,411,198 9/30/2026 Bank of America NA 7.63%
Palantir Technologies, Inc.
(PLTR) 97,825
1,735,198 9/30/2026 Citibank NA 7.38%
Palantir Technologies, Inc.
(PLTR) 126,562
2,343,356 9/30/2026 Goldman Sachs International 7.13%
Palantir Technologies, Inc.
(PLTR) 171,251
3,113,664 9/30/2026
Nomura Global Financial
Products Inc. 7.38%
Palantir Technologies, Inc.
(PLTR) 110,399
3,557,249 9/30/2026 Societe Generale 6.63%
Palantir Technologies, Inc.
(PLTR) 91,332
13,160,665 597,369
Total Unrealized
Appreciation
597,369
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

AUGUST 31, 2026 (Unaudited) :: ULTRA SK HYNIX
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SKHU
::
Value
Other assets less liabilities — 100.0%
$ 75,862,475
Net Assets — 100.0%
$ 75,862,475
Swap Agreements
Ultra SK Hynix had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation
($)
28,349,387 9/30/2026 Bank of America NA 8.13% SK Hynix Inc. (SKHY) 502,137
36,248,212 9/30/2026 BNP Paribas 13.63% SK Hynix Inc. (SKHY) 613,686
16,628,880 9/30/2026 Cantor Fitzgerald 7.63% SK Hynix Inc. (SKHY) 356,204
5,972,182 9/30/2026 Goldman Sachs International 23.63% SK Hynix Inc. (SKHY) 238,130
35,039,883 9/30/2026 Marex 8.63% SK Hynix Inc. (SKHY) 619,827
29,492,040 9/30/2026
Nomura Global Financial
Products Inc. 8.63% SK Hynix Inc. (SKHY) 497,670
151,730,584 2,827,654
Total Unrealized
Appreciation
2,827,654
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRA SPACEX :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPCF
::
Value
Other assets less liabilities — 100.0%
$ 90,374,911
Net Assets — 100.0%
$ 90,374,911
Swap Agreements
Ultra SpaceX had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation
($)
27,928,738 9/30/2026 Bank of America NA 9.63%
Space Exploration
Technologies Corp. (SPCX) 781,097
33,252,165 9/30/2026 BNP Paribas 9.63%
Space Exploration
Technologies Corp. (SPCX) 896,331
26,126,003 9/30/2026 Cantor Fitzgerald 8.63%
Space Exploration
Technologies Corp. (SPCX) 707,767
1,055,403 9/30/2026 Citibank NA 11.13%
Space Exploration
Technologies Corp. (SPCX) 28,235
32,376,518 9/30/2026 Marex 8.63%
Space Exploration
Technologies Corp. (SPCX) 893,979
29,945,427 9/30/2026 National Bank of Canada 9.63%
Space Exploration
Technologies Corp. (SPCX) 815,692
30,067,420 9/30/2026
Nomura Global Financial
Products Inc. 9.63%
Space Exploration
Technologies Corp. (SPCX) 803,020
180,751,674 4,926,121
Total Unrealized
Appreciation
4,926,121
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

AUGUST 31, 2026 (Unaudited) :: ULTRA TSLA
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TSLI
::
Investments
Principal
Amount Value
Short-Term Investments — 21 .4%
Repurchase Agreements (a) — 21 .4%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $913,889
(Cost $913,797) $ 913,797
$ 913,797
Total Investments — 21.4%
(Cost $913,797) 913,797
Other assets less liabilities — 78.6% 3,365,167
Net Assets — 100.0% $ 4,278,964
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
Ultra TSLA had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation
($)
2,200,709 9/30/2026 Bank of America NA 7.78% Tesla, Inc. (TSLA) 143,764
1,296,288 9/30/2026 Citibank NA 7.38% Tesla, Inc. (TSLA) 189,100
894,119 9/30/2026 Goldman Sachs International 7.38% Tesla, Inc. (TSLA) 120,642
1,997,968 9/30/2026
Nomura Global Financial
Products Inc. 7.38% Tesla, Inc. (TSLA) 120,782
2,169,801 9/30/2026 Societe Generale 6.13% Tesla, Inc. (TSLA) 160,255
8,558,885 734,543
Total Unrealized
Appreciation
734,543
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

8 :: AUGUST 31, 2026 (Unaudited) :: NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
Repurchase Agreements
Each of the Funds may enter into repurchase agreements. Repurchase agreements are primarily used by the Funds as short-term investments for cash positions. Under a repurchase agreement, a Fund purchases one or more debt securities and simultaneously agrees to sell those securities back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major global financial institutions whose creditworthiness is monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest income earned on the repurchase agreement. The Funds may invest in repurchase agreements through joint account arrangements; in such cases, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund’s custodian. A repurchase agreement is subject to the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may declare bankruptcy or the Fund may have difficulty exercising rights to the collateral. During periods of high demand for repurchase agreements, the
Funds may be unable to invest available cash in these instruments to the extent desired by the Advisor. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of each Fund not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of the Fund’s total net assets. The investments of each Fund in repurchase agreements at times may be substantial when, in the view of the Advisor, liquidity, investment, regulatory, or other considerations so warrant.
On August 31, 2026, the Funds had an undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent Principal Amount, Cost and Value for each respective repurchase agreement.
Fund Name
Bank of
America
Securities,
Inc., 3.66%,
dated
8/31/2026
due
9/1/2026
(a)
Barclays
Capital, Inc.,
3.55%,
dated
8/31/2026
due
9/1/2026
(b)
BNP Paribas
Securities
Corp., 3.00%,
dated
8/31/2026
due
9/1/2026
(c)
BNP Paribas
Securities
Corp., 3.66%,
dated
8/31/2026
due
9/1/2026
(d)
CF Secured
LLC, 3.65%,
dated
8/31/2026
due
9/1/2026
(e)
Total
Ultra COIN
...........................................
$ 19,927
$ 3,985 $ 6,377 $ 11,956 $ 29,969 $ 72,214
Ultra CRCL
...........................................
5,146,250
1,029,250 1,646,801 3,087,751 7,739,636 18,649,688
Ultra NVDA
...........................................
476,263
95,253 152,404 285,758 716,271 1,725,949
Ultra PLTR
...........................................
134,375
26,875 43,000 80,625 202,092 486,967
Ultra TSLA
...........................................
252,155
50,431 80,691 151,293 379,227 913,797
$ 6,028,970 $ 1,205,794 $ 1,929,273 $ 3,617,383 $ 9,067,195 $ 21,848,615
Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at August 31, 2026 as follows:
(a) U.S. Treasury Bonds, 0% to 2.38%, due 2/15/2039 to 2/15/2056; U.S. Treasury Notes, 1.13% to 4.13%, due 10/15/2030 to 11/30/2031,
which had an aggregate value at the Trust level of $510,000,002.
(b) U.S. Treasury Notes, 3.88%, due 8/15/2033, which had an aggregate value at the Trust level of $102,000,042.
(c) U.S. Treasury Bonds, 0%, due 2/15/2027; U.S. Treasury Notes, 1.63% to 4.38%, due 10/15/2027 to 8/31/2031, which had an aggregate value at the Trust level of $163,200,021.
(d) U.S. Treasury Bonds, 0% to 3.38%, due 1/15/2028 to 8/15/2054; U.S. Treasury Notes, 0.13% to 4.63%, due 7/31/2027 to 1/15/2035, which had an aggregate value at the Trust level of $306,000,052.
(e) U.S. Treasury Bills, 0%, due 9/1/2026 to 8/5/2027; U.S. Treasury Bonds, 0% to 6.25%, due 9/30/2026 to 8/15/2056; U.S. Treasury Notes,
0.13% to 4.88%, due 9/30/2026 to 7/15/2036, which had an aggregate value at the Trust level of $767,085,905.